Equity - Reserves - Subsidiaries (Details) € in Thousands, EquityInstruments in Millions, $ in Millions								1 Months Ended							12 Months Ended
	Apr. 14, 2020 EUR (€)	Mar. 30, 2020 EUR (€)	Dec. 03, 2019	Jul. 24, 2019	Jul. 23, 2019	Apr. 16, 2019	Aug. 31, 2018	Dec. 31, 2020	Dec. 31, 2019 EUR (€) EquityInstruments	Jul. 31, 2019 EUR (€) shares	Jun. 30, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	Sep. 30, 2018 EUR (€) shares	Jun. 30, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) EquityInstruments shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017	May 31, 2018
Equity
Increased capital																€ 10,000
Increase (decrease) in reserves																	€ 1,716,147	€ 465,548
Araclon Biotech , S.L
Equity
Increased capital									€ 5,900			€ 16,800
Proportion of ownership interest (as a percent)			75.10%			75.10%						75.10%
VCN Bioscience, S.L.
Equity
Increased capital | $															$ 5
Indirect (as a percent)								86.827%							86.827%	86.827%
Progenika Biopharma, S.A. (Spain)
Equity
Increased capital										€ 4			€ 4,333
Acquired Capital (in shares) | shares										33			41,387
Proportion of ownership interest (as a percent)				100.00%	99.99%		96.64%			100.00%	99.99%		99.99%
TiGenix | Reserves
Equity
Increase in reserves due to divestment														€ 4,900
TiGenix | Other comprehensive income
Equity
Decrease in other comprehensive income														4,900
Ekarpen Private Equity, S.A
Equity
Increased capital														€ 5,300
Indirect (as a percent)														96.64%						90.23%
Additional stake acquired (as a percent)														6.41%
Kiro Grifols
Equity
Increased capital											€ 7,500					€ 10,000
Proportion of ownership interests held by non-controlling interests								10.00%							10.00%	10.00%
Proportion of direct ownership interest								90.00%							90.00%	90.00%
GDS Group
Equity
Acquired Capital (in shares) | shares																	90
Increase (decrease) in reserves		€ 408,000															€ 227,000
Consideration transferred, in shares | EquityInstruments									1,766								1,766
Shanghai RAAS Blood Products Co., Ltd.
Equity
Acquired Capital (in shares) | shares																	0
Proportion of direct ownership interest		26.20%
Plasmavita Healthcare GmbH (Germany)
Equity
Contribution Made	€ 10,000
Proportion of ownership interest in joint venture	50.00%																		50.00%